Segment Information - Schedule of Segment Reporting Information, by Segment (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Employer payroll taxes	$ 0.8	$ 0.0	$ 7.0	$ 0.0	$ 5.0	$ 0.0	$ 0.0